Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Jul. 31, 2015	Jul. 31, 2014
Cash flows used in operating activities
Net loss	$ (6,723,849)	$ (5,401,646)	$ (7,037,873)	$ (11,482,818)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	1,187	1,030	1,373	1,372
Issuance of common stock for services	1,215,719	305,825	311,665	213,967
Stock based compensation from issuance of options	10,183,555	911,256	1,008,239	8,283,582
Stock based compensation from issuance of warrants	0	409,312	409,312	720,000
Accreted interest on debt discounts			0	132,428
Gain on debt settlement/forgiveness			0	(20,651)
Change in derivative			0	27,067
Changes in assets and liabilities:
Increase in prepaid insurance	(37,233)	(26,903)	(9,064)	(2,829)
Decrease in deferred revenue	(4,300,000)	0	(750,000)	0
Decrease in accounts payable	(108,639)	(124,558)	114,856	159,837
Increase (decrease) in accrued salaries and wages	501,536	841,613	1,712,409	962,722
Net cash provided by (used in) operating activities	732,276	(3,084,071)	(4,239,083)	(1,005,323)
Cash flows used in investing activities
Purchase of equipment	(6,528)	0
Net cash used in investing activities	(6,528)	0
Cash flows provided by financing activities
Proceeds from related parties notes payable	151,191	0
Payments of related parties notes payable	(281,191)	(220,000)	(220,000)	0
Investment received in exchange for royalty agreement	1,333,500	4,388,530	4,638,530	661,470
Net cash provided by financing activities	1,203,500	4,168,530	4,418,530	661,470
Net increase in cash and cash equivalents	1,929,248	1,084,459	179,447	(343,853)
Cash and cash equivalents, beginning of period	434,217	254,770	254,770	598,623
Cash and cash equivalents, end of period	2,363,465	1,339,229	434,217	254,770
Supplemental disclosure
Interest paid during the period	78,865	0	0	0
Taxes paid during the period	0	0	0	0
Non-Cash Transactions
Conversion of debt to equity			0	8,056
Debt discounts attributable to derivative valuation			0	132,428
Settlement of derivative liability			0	506,574
Cashless exercise of options	$ 15	$ 0
Cashless exercise of warrants			0	8,987
Derivative liability			$ 0	$ 337,413